Employee benefit plans - Summary of Principal Assumptions Used in Determining Gratuity (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.39%
Rate of increase in compensation per annum	10.00%
Retirement age (in years)	60 years	60 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		7.26%
Rate of increase in compensation per annum		10.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		7.18%
Rate of increase in compensation per annum		5.50%